General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Short term employee benefits (salaries)	$ 9,605	$ 9,196	$ 12,330
Share based compensation	25,547	22,385	30,207
Total employee benefits expenses	$ 35,152	$ 31,581	$ 42,537